INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of income tax recovery

(in thousands)	2022	2021

Deferred income tax:
Origination of temporary differences	$149	$1,795
Tax benefit-previously unrecognized tax assets	2,128	247
Prior year under provision	(8)	(47)
	2,269	1,995
Income tax recovery	$2,269	$1,995

Summary of reconciliation of the effective rate of income tax

(in thousands)	2022	2021

Income before taxes	$12,085	$16,982
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	(3,202)	(4,500)

Difference in tax rates	(3,394)	(1,704)
Non-deductible amounts	(3,018)	(4,637)
Non-taxable amounts	17,334	13,518
Change in deferred tax assets not recognized (1)	(5,257)	(409)
Change in tax rates, legislation	(151)	(29)
Prior year under provision	(8)	(47)
Other	(35)	(197)
Income tax recovery	$2,269	$1,995
(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2022 and 2021 as a result of the renunciation of certain tax benefits to subscribers pursuant to its December 2021 $8,000,000 and December 2020 $930,000 flow-through share offerings.

Summary of deferred income tax assets (liabilities)

	At December 31	At December 31
(in thousands)	2022	2021

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	314	331
Reclamation obligations	8,990	11,420
Non-capital tax loss carry forwards	20,070	16,910
Capital loss carry forward	9,483	6,862
Other	8,077	7,942
Deferred income tax assets-gross	47,321	43,852
Set-off against deferred income tax liabilities	(47,321)	(43,852)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(759)	$(755)
Property, plant and equipment, net	(40,757)	(42,322)
Investments-equity instruments and uranium	(9,483)	(6,862)
Other	(1,272)	(1,132)
Deferred income tax liabilities-gross	(52,271)	(51,071)
Set-off of deferred income tax assets	47,321	43,852
Deferred income tax liabilities-per balance sheet	$(4,950)	$(7,219)

Summary of deferred income tax liability continuity

(in thousands)	2022	2021

Balance-January 1	$(7,219)	$(9,192)
Recognized in income	2,269	1,995
Recognized in other liabilities (flow-through shares)	—	(22)
Recognized in other comprehensive income	—	—
Balance-December 31	$(4,950)	$(7,219)

Summary of deferred income tax assets not recognized

	At December 31	At December 31
(in thousands)	2022	2021

Deferred income tax assets not recognized
Property, plant and equipment	$5,372	$4,022
Tax losses-capital	55,704	58,312
Tax losses-operating	57,580	51,353
Tax credits	1,126	1,126
Other deductible temporary differences	2,653	5,023
Deferred income tax assets not recognized	$122,435	$119,836

Summary of Canadian tax losses and tax credits not recognized

	Expiry	At December 31	At December 31
(in thousands)	Date	2022	2021

Tax losses-gross	2025-2042	$287,754	$251,967

Tax benefit at tax rate of 26% - 27%		77,650	68,263
Set-off against deferred tax liabilities		(20,070)	(16,910)
Total tax loss assets not recognized		$57,580	$51,353

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126